Label	Element	Value
New Covenant Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NEW COVENANT FUNDS

New Covenant Income Fund
(the "Fund")

Supplement Dated August 15, 2022
to the Prospectus dated October 31, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	New Covenant Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Changes in Principal Investment Strategy for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the following text is hereby added as the eighth paragraph:

The Fund may also invest in futures contracts (including futures on U.S. Treasury obligations and Eurodollar instruments), options, and swaps (including credit default swaps) for speculative or hedging purposes. Futures, options and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments.

In addition, in the More Information About Investments section, under the heading titled "Other Securities and Investment Technique," in the "Investment techniques" disclosure, the text "principally put and call options, for hedging purposes" and the "Put and Call Options" disclosure are hereby deleted.

There are no other changes to the Principal Investment Strategy of the Fund.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Changes in Principal Risks for the Fund

In the Fund Summary of the Fund, under the heading titled "Principal Risks," the following risk disclosure is hereby added between "Below Investment Grade Securities (Junk Bonds) Risk" and "Liquidity Risk:"

Derivatives Risk—The Fund's use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above and liquidity risk is described below. Leverage risk is the risk that the Fund's total investment exposure substantially exceeds the value of its portfolio securities. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

In the More Information About Risks section, under the heading titled "More Information About Principal Risks," the following text is hereby added in the appropriate alphabetical order:

Derivatives—Income Fund: Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts and options. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. The Fund's use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is described above. A Fund's counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Leverage risk is the risk that the Fund's total investment exposure substantially exceeds the value of its portfolio securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund's initial investment. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, may limit or restrict their use by the Fund, otherwise adversely affect their performance or disrupt markets.

There are no other changes to the Principal Risks of the Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE